First Trust Lunt US Factor Rotation ETF Investment Strategy - First Trust Lunt US Factor Rotation ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed by Lunt Capital Management, Inc. (the “Index Provider”) and is calculated and maintained by Nasdaq, Inc. Nasdaq, Inc. may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. The Index is designed to track the performance of securities exhibiting desirable factor exposure. According to the Index Provider, the Index selects securities from four single factor-oriented indexes based on the Index Provider's proprietary capital factor allocation methodology. Within the Index’s selection universe, each factor is represented by two sub-indices, each of which selects 50 stocks from the Nasdaq US 500 Large CapTM Index. One sub-index selects 50 stocks exhibiting the highest levels of the factor and the other selects 50 stocks exhibiting the lowest levels of the factor. The factors are briefly defined, and their associated sub-indices are set forth below. ●Momentum is the statistical measurement of the price performance of a security versus a market average, another security or a universe of securities. The sub-indices representing this factor are rebalanced semi-annually and evaluate the average of a security’s trailing 12-month, 9-month, 6-month, 3-month and 1-month price returns. ○Nasdaq Factor Family US MomentumTM Index: an index that is designed to track the performance of a portfolio of securities exhibiting strong momentum characteristics. ○Nasdaq Factor Laggard US MomentumTM Index: an index that is designed to track the performance of a portfolio of securities exhibiting poor momentum characteristics. ●Value is the statistical measurement of a security’s price relative to the fundamental value of that security. The sub-indices representing this factor are rebalanced semi-annually and select securities based on a value score that evaluates several factors, including a security’s book value to price ratio, sales to enterprise value ratio and earnings-to-price ratio. ○Nasdaq Factor Family US ValueTM Index: an index seeking to select a portfolio of securities exhibiting desirable valuation characteristics. ○Nasdaq Factor Laggard US ValueTM Index: an index seeking to select a portfolio of securities exhibiting undesirable valuation characteristics. ●Quality is the statistical measurement of the strength of a security’s fundamentals. The sub-indices representing this factor are rebalanced annually and evaluate several criteria, including, but not limited to, a security’s earnings-per-share, operating margin, sales growth and return on equity. ○Nasdaq Factor Family US QualityTM Index: an index seeking to select a portfolio of securities exhibiting high degrees of pricing power. ○Nasdaq Factor Laggard US QualityTM Index: an index seeking to select a portfolio of securities exhibiting low degrees of pricing power. ●Volatility is the statistical measurement of the magnitude of a security’s price fluctuations over time. The sub-indices representing this factor are rebalanced semi-annually and evaluate a security’s realized volatility over trailing 12-month, 9-month, 6-month and 3-month and 1-month time periods. ○Nasdaq Factor Family US Low VolatilityTM Index: an index that is designed to track the performance of a portfolio of securities exhibiting low volatility characteristics. ○Nasdaq Factor Laggard US Low VolatilityTM Index: an index that is designed to track the performance of a portfolio of securities exhibiting high volatility characteristics. According to the Index Provider, the Index tracks the components and weights of four of the above eight indexes, selected according to the Index Provider's proprietary capital factor allocation methodology. The aggregate weight assigned to each sub-index is dependent upon the Index’s holdings prior to the Index’s evaluation. If, upon the evaluation, the same four sub-indices are selected for inclusion in the Index, then no rebalance will occur. If, however, one or more sub-indices are to be replaced, the weight assigned to the sub-indices already included in the Index (if any) remains unchanged and the aggregate weight of the sub-indices that are removed is redistributed equally to the newly included sub-indices. Within each sub-index, the securities are weighted by factor score. The Index is rebalanced and reconstituted monthly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s periodic rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 172 securities. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 172 securities.